VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	France: 6.0%
16,535	L'Oreal S.A.	$6,842,225	1.7
9,536	LVMH Moet Hennessy Louis Vuitton SE	6,830,272	1.6
51,166	Pernod Ricard SA	11,280,180	2.7
		24,952,677	6.0

	Germany: 4.5%
138,020	SAP SE	18,664,270	4.5

	Italy: 0.6%
183,173	Davide Campari-Milano NV	2,573,062	0.6

	Netherlands: 2.1%
83,629	Heineken NV	8,728,734	2.1

	United Kingdom: 12.3%
253,298	British American Tobacco PLC	8,853,914	2.2
108,999	Experian PLC	4,565,984	1.1
344,223	Reckitt Benckiser Group PLC	27,042,237	6.5
75,943	Relx PLC (EUR Exchange)	2,198,358	0.5
291,394	Relx PLC (GBP Exchange)	8,388,143	2.0
		51,048,636	12.3

	United States: 72.9%
149,989	Abbott Laboratories	17,718,200	4.3
62,296	Accenture PLC	19,929,736	4.8
79,334	Automatic Data Processing, Inc.	15,860,453	3.8
222,077	Baxter International, Inc.	17,861,653	4.3
69,450	Becton Dickinson & Co.	17,072,199	4.1
5,273	Broadridge Financial Solutions, Inc. ADR	878,693	0.2
135,890	Coca-Cola Co.	7,130,148	1.7
65,545	Danaher Corp.	19,954,520	4.8
15,017	Estee Lauder Cos., Inc.	4,504,049	1.1
5,200	Factset Research Systems, Inc.	2,052,856	0.5
70,860	Fidelity National Information Services, Inc.	8,622,245	2.1
113,802	Intercontinental Exchange, Inc.	13,066,746	3.2
139,626	Microsoft Corp.	39,363,362	9.5
14,144	Moody's Corp.	5,022,676	1.2
31,843	Nike, Inc. - Class B	4,624,559	1.1
363,859	Philip Morris International, Inc.	34,490,195	8.3
132,743	Procter & Gamble Co.	18,557,471	4.5
19,472	Roper Technologies, Inc.	8,687,043	2.1
33,812	Thermo Fisher Scientific, Inc.	19,317,810	4.7
96,447	Visa, Inc. - Class A	21,483,569	5.2
30,135	Zoetis, Inc.	5,850,409	1.4
		302,048,592	72.9

	Total Common Stock
	(Cost $275,701,105)	408,015,971	98.4

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
6,424,300	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $6,424,300)	6,424,300	1.5

	Total Short-Term Investments
	(Cost $6,424,300)	6,424,300	1.5

	Total Investments in Securities (Cost $282,125,405)	$414,440,271	99.9
	Assets in Excess of Other Liabilities	238,784	0.1
	Net Assets	$414,679,055	100.0

ADR	American Depositary Receipt
(1)	Rate shown is the 7-day yield as of September 30, 2021.

Sector Diversification	Percentage of Net Assets
Consumer Staples	31.3%
Information Technology	30.1
Health Care	23.6
Industrials	5.7
Financials	4.9
Consumer Discretionary	2.8
Short-Term Investments	1.5
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
France	$–	$24,952,677	$–	$24,952,677
Germany	–	18,664,270	–	18,664,270
Italy	–	2,573,062	–	2,573,062
Netherlands	–	8,728,734	–	8,728,734
United Kingdom	–	51,048,636	–	51,048,636
United States	302,048,592	–	–	302,048,592
Total Common Stock	302,048,592	105,967,379	–	408,015,971
Short-Term Investments	6,424,300	–	–	6,424,300
Total Investments, at fair value	$308,472,892	$105,967,379	$–	$414,440,271

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $283,046,012.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$141,757,220
Gross Unrealized Depreciation	(10,362,134)
Net Unrealized Appreciation	$131,395,086